Net Income (Loss) Per Share (Tables)	6 Months Ended
Sep. 30, 2023
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table presents a reconciliation of basic and diluted earnings per share computations for all periods presented:

	Three Months Ended September 30,		Six Months Ended September 30,
(in millions, except shares and per share amounts)	2023	2022	2023	2022
Net income (loss)	$(110)	$114	$(5)	$339
Weighted average ordinary shares used to calculate basic net income (loss) per share (1)	1,025,312,845	1,025,234,000	1,025,273,638	1,025,234,000
Equity-classified awards	—	1,814,150	—	1,241,177
Weighted average ordinary shares used to calculate diluted net income (loss) per share	1,025,312,845	1,027,048,150	1,025,273,638	1,026,475,177
Net income (loss) per ordinary share - basic	$(0.11)	$0.11	$—	$0.33
Net income (loss) per ordinary share - diluted	$(0.11)	$0.11	$—	$0.33
(1)    For the three and six months ended September 30, 2023, includes weighted average ordinary shares for vested securities without restrictions that were not issued and outstanding as of the end of the reporting period.

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following table presents securities that were excluded from the computation of diluted net income (loss) per ordinary share because the effect of including the securities would have been anti-dilutive:

	Three Months Ended September 30,		Six Months Ended September 30,
	2023	2022	2023	2022
Restricted stock units (1)	38,774,854	11,710,800	38,774,854	11,710,800
Executive awards (2)	1,286,967	—	1,286,967	—
Total	40,061,821	11,710,800	40,061,821	11,710,800
(1)RSUs exclude certain awards which require cash settlement and do not allow for share settlement; however, for reporting periods prior to the IPO, RSUs include securities where change in control or the IPO was not probable to occur, and settlement was expected in cash upon the passage of time.
(2)Executive awards include amounts associated with the Annual Awards and Launch Awards. Prior to the IPO, these awards entitled participants to fixed monetary amounts where the quantity of securities was calculated based on the total fixed monetary amount divided by the closing average market price of ordinary shares. Upon the IPO, these awards entitle participants to a fixed number of ordinary shares calculated based on the total fixed monetary amount divided by the IPO price.